Commitments and contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y tenant property lease sqft	Dec. 31, 2010	Dec. 31, 2009
Employee retirement savings plan
Discretionary profit sharing contributions subject to statutory limitations	$ 1,300,000	$ 1,400,000	$ 800,000
Cash and cash equivalents
FDIC insurance coverage	250,000
Concentration of credit risk
Number of leases held	474
Number of tenants	388
Number of properties leased	173
Commitments
Remaining aggregate costs under contracts, under terms of leases	255,300,000
Fund commitment on certain investments	$ 57,300,000
Period over which fund to certain investments are committed (in years)	6
Rentable square feet, of second building under construction (in square feet)	407,000
Low end of range
Concentration of credit risk
Expected period of payment obligation (in years)	1
Term of ground lease obligation (in years)	22
Term of operating lease obligation (in years)	1
High end of range
Concentration of credit risk
Expected period of payment obligation (in years)	3
Term of ground lease obligation (in years)	99
Term of operating lease obligation (in years)	13
Lessee concentration | Single tenant
Concentration of credit risk
Number of properties leased	69
Annualized base rent | Lessee concentration | Three largest tenants
Concentration of credit risk
Number of largest tenants	3
Concentration risk, percentage	13.60%